FAIR VALUE AND RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 675,396	$ 73,004
Financial liabilities	1,369,495	804,281
Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	675,396	73,004
Financial liabilities	1,376,011	812,010
Unsecured debentures, net | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	647,849	647,306
Unsecured debentures, net | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	654,365	655,035
Unsecured term loans, net | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	550,565
Unsecured term loans, net | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	550,565
Cross currency interest rate swaps | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	104,757	61,466
Cross currency interest rate swaps | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	104,757	61,466
Other liability | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities		8,968
Other liability | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities		8,968
Bank indebtedness | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities		32,552
Bank indebtedness | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities		32,552
Accounts payable and accrued liabilities | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	41,957	43,300
Accounts payable and accrued liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	41,957	43,300
Foreign exchange forward contracts included in accounts payable and accrued liabilities | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	10	42
Foreign exchange forward contracts included in accounts payable and accrued liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	10	42
Distributions payable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	24,357	10,647
Distributions payable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	24,357	10,647
Other assets | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	12,253	455
Other assets | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	12,253	455
Accounts receivable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	4,316	2,310
Accounts receivable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	4,316	2,310
Prepaid expenses and other | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	111	705
Prepaid expenses and other | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	111	705
Restricted cash | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	470	515
Restricted cash | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	470	515
Cash and cash equivalents | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	658,246	69,019
Cash and cash equivalents | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 658,246	$ 69,019